Short-term debt and short-term debt from related parties (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,358,131,000	€ 1,205,294,000
Short-term debt from related parties	76,700,000	188,900,000
Short-term debt and short-term debt from related parties	1,434,831,000	1,394,194,000
Commercial paper borrowing limit	990,000,000	1,000,000,000
Remaining borrowing capacity	10,000,000	0
Offset amount	436,598,000	122,256,000
Short term borrowing from related party	400,000,000
Commercial Paper Program [Member]
Long-term Debt and Capital Lease Obligations.
Short-term debt	989,916,000	999,873,000
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations.
Short-term debt	368,143,000	204,491,000
Other
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 72,000	€ 930,000